Condensed Consolidated Balance Sheets (unaudited) (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 30, 2021
Common stock, par value	$ 0.005	$ 0.005
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	70,184,184	68,464,742
Common stock, shares outstanding	70,184,184	68,464,742
Series G Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	100,000	100,000
Preferred Stock, Shares Issued	10,002	0
Preferred Stock, Shares Outstanding	10,002	0
Series F Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	5,000	5,000
Preferred Stock, Shares Issued	5,000	5,000
Preferred Stock, Shares Outstanding	5,000	5,000